4

                  As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08769



                               BADGLEY FUNDS, INC.
               (Exact name of registrant as specified in charter)



                     P.O. BOX 701, MILWAUKEE, WI 53201-0701
               (Address of principal executive offices) (Zip code)



        KIRKLAND & ELLIS LLP, 200 EAST RANDOLPH DRIVE, CHICAGO, IL 60601
                     (Name and address of agent for service)



                                 1-877-BADGLEY
               Registrant's telephone number, including area code



Date of fiscal year end: MAY 31



Date of reporting period:  MAY 31, 2005

1

ITEM 1. REPORT TO STOCKHOLDERS.

                            A N N U A L   R E P O R T
                                  MAY 31, 2005


                                     [LOGO]


                               BADGLEY FUNDS, INC.


                                    [GRAPHIC]
                              Badgley Balanced Fund
                                  TICKER BMFBX

                                    [GRAPHIC]
                               Badgley Growth Fund
                                  TICKER BMFGX



           P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
                              www.badgleyfunds.com

TABLE OF CONTENTS

--------------------------------------------------------------------------------
3     LETTER TO SHAREHOLDERS
6     PERFORMANCE GRAPHS
8     EXPENSE EXAMPLE
10    SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
11    STATEMENTS OF ASSETS AND LIABILITIES
12    STATEMENTS OF OPERATIONS
13    STATEMENTS OF CHANGES IN NET ASSETS
15    FINANCIAL HIGHLIGHTS
17    SCHEDULE OF INVESTMENTS
26    NOTES TO THE FINANCIAL STATEMENTS
31    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32    ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR BADGLEY FUNDS, INC. THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC. THE DATE OF FIRST USE OF THIS REPORT IS JULY 29, 2005.

2  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             LETTER TO SHAREHOLDERS
                                  MAY 31, 2005

DEAR FELLOW SHAREHOLDERS:

      We are pleased to provide you with the 2005 Annual Report of the Badgley Funds, Inc., (the "Funds"). As they have done since the inception of the Funds, PricewaterhouseCoopers LLP audited the Funds' financial statements as contained in the following pages.

      The 2005 Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the last 12 months ending May 31, 2005. Developments in both the equity and fixed income markets over this period are summarized in the following shareholder report. You will find detailed performance information in the table that follows and in the reports that are included in this Annual Report.

EQUITY MARKET

      During the past year, investors tested the old adage "the market climbs a wall of worry." Investors found plenty to worry about. As the war in Iraq continued, global economic strength provided strong demand for petroleum products and support for increased oil and gasoline prices. Over the 1990s, oil prices averaged less than $20 per barrel. Prices began to climb in 2002 as demand from developed countries led by the United States and developing countries such as China grew in proportion to new supply and refining capabilities. Over the past year oil prices peaked at $58 per barrel, which was an increase of over 50%. The demand versus supply equation continues to support the risk of higher price spikes for oil and other sources of energy.

      Some investors were also anxious about the relationship between interest rates and economic growth. In June 2004 the Federal Reserve began to raise its Federal Funds rate, which is the short-term rate charged to financial institutions to borrow money from the Federal Government. This rate is a key tool applied by the Federal Reserve as an indicator of future economic growth. Historically, higher Federal Funds rates tend to raise borrowing costs for corporations, and individuals, with the result of slowing economic growth. An increased risk of climbing interest rates fueled investor concerns in 2004 and into 2005.

      Over the summer and early fall of 2004, uncertainty surrounding the United States presidential election outcome created economic concerns. However, as the election process came to a close, the stock market rallied. During this same time period, investors observed the continued rise of commodity prices driven by strong global economic growth, as well as an upward trend in the inflation rate. Investors increasingly pondered the question of how increased energy and commodity prices would impact inflation.

      These concerns, along with fluctuations of the U.S. dollar and ongoing terrorist threats have tested equity investors over the past year. Yet during this time, encouraging corporate activity such as increasing mergers, improving balance sheets, strong cash flow, and rising dividend payouts improved investor sentiment.


                                                  BADGLEY FUNDS ANNUAL REPORT  3

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (continued)
                                  MAY 31, 2005

      Certainly, the economic and political environment of the past year has taken a toll on the performance of the Badgley Funds. When analyzing performance, it is common to look at the impact of sector weighting decisions, stock selections made within each sector, as well as the overall conditions present in the market. Over the past year, the Funds' investment returns have been negatively impacted by each of these factors.

      The sector weighting decision with the largest negative impact on performance this year was the Funds' under-exposure to energy names. When applying its investment discipline to stocks within the energy sector, it has been difficult for the Funds' Adviser (Badgley, Phelps and Bell, Inc. or BP&B) to find energy companies with consistent growth characteristics that meet the investment criteria of the Funds. On the positive side, stock selection within the energy sector contributed positively to the Funds' performance.

      With respect to stock selection, the largest negative impact to performance for the year came from the Funds' holdings in the financials sector, where a number of companies suffered volatility due to the market's reaction to legal and regulatory actions. In some cases the market over-reacted as the companies' fundamentals remained very much intact and the legal and regulatory concerns were overblown by the media.

      Investment style was also a factor in the Funds' performance results for the year. On the value /growth investment style continuum, the Funds' equity holdings have consistently fallen between the mid-point and the growth end of the spectrum, a style that can be characterized as "core growth." Unfortunately, we are now in the sixth consecutive year of value stocks outperforming growth stocks. Nevertheless, growth stocks persist in increasing their earnings at a greater rate than the overall market. In our opinion, many growth stocks are good values now with the most attractive valuations we have seen in many years. As the market continues to cycle, we believe the Funds' core growth style will once again return to favor.

FIXED INCOME MARKET

      The fixed income market has been somewhat tumultuous over the past fiscal year. Buffeted by government budget deficits, trade deficits, a weaker dollar, and eight increases in the official Federal Funds rate, bond prices have nonetheless refused to fall. Excluding food and energy, low inflation supported by rising productivity and increased global competition were a benefit for bond investors. In the last year, the ten-year Treasury bond yield declined from 4.8% to below 4.0%. The balance of 2005 could prove to be challenging as investors re-evaluate their interest rate expectations. Within the Badgley Balanced Fund, BP&B continues to focus the fixed income investments on intermediate-term securities providing a credit quality of investment grade or higher, ample liquidity, and relative value within the issue's specific sector. Positive returns from the bonds held in the Badgley Balanced Fund helped to buoy the Fund's overall returns over the past year.


4  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (continued)
                                  MAY 31, 2005

      As always, we thank you for your investment and the trust and confidence you have placed in the Badgley Funds, Inc. We are available by email (info@badgleyfunds.com) or by telephone at 1-877-223-4539. Please also feel free to contact us by mail with any comments, suggestions or questions. We look forward to serving you in the year ahead.

Sincerely,
BADGLEY FUNDS, INC.


/s/ J. Kevin Callaghan        /s/ Lisa P. Guzman
J. KEVIN CALLAGHAN            LISA P. GUZMAN
PRESIDENT AND DIRECTOR        SECRETARY AND TREASURER


                                                            Annual Total Returns
INVESTMENT RETURNS                                          through May 31, 2005
                                                            --------------------
Badgley Balanced Fund                                                2.99%
Badgley Growth Fund                                                  2.33%
Lehman Brothers Intermediate Govt/Credit Bond Index                  4.67%
S & P 500 Index                                                      8.24%

RETURNS QUOTED ABOVE REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS.INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.


                                                  BADGLEY FUNDS ANNUAL REPORT  5

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND


                     Balanced          S&P           Lehman

       6/25/1998      $10,000        $10,000         $10,000
      11/30/1998       10,308         10,372          10,450
       5/31/1999       10,866         11,680          10,423
      11/30/1999       11,323         12,540          10,567
       5/31/2000       11,868         12,904          10,683
      11/30/2000       12,385         12,011          11,388
       5/31/2001       12,002         11,542          12,027
      11/30/2001       11,633         10,543          12,708
       5/31/2002       11,469          9,944          12,946
      11/30/2002       11,108          8,802          13,584
       5/31/2003       11,317          9,142          14,483
      11/30/2003       11,755         10,130          14,353
       5/31/2004       12,137         10,818          14,419
      11/30/2004       12,481         11,432          14,818
       5/31/2005       12,500         11,709          15,093



This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

--------------------------------------------------------------------------------
                       TOTAL RETURNS THROUGH MAY 31, 2005

                                                          AVERAGE ANNUAL
                                                  -----------------------------
                                                                SINCE INCEPTION
                                     ONE YEAR     FIVE YEARS     JUNE 25, 1998
                                     ------------------------------------------
Badgley Balanced Fund                  2.99%         1.04%            3.27%

Lehman Brothers Intermediate
Gov't./Credit Bond Index               4.67%         7.16%            6.12%

S&P 500 Index                          8.24%        -1.93%            2.30%
--------------------------------------------------------------------------------


6  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                  MAY 31, 2005

[GRAPHIC] BADGLEY GROWTH FUND




                  Growth           S&P

 6/25/1998        $10,000        $10,000
11/30/1998         10,120         10,372
 5/31/1999         11,465         11,680
11/30/1999         12,308         12,540
 5/31/2000         13,283         12,904
11/30/2000         13,595         12,011
 5/31/2001         12,149         11,542
11/30/2001         10,783         10,543
 5/31/2002         10,352          9,944
11/30/2002          9,107          8,802
 5/31/2003          8,886          9,142
11/30/2003          9,709         10,130
 5/31/2004         10,331         10,818
11/30/2004         10,703         11,432
 5/31/2005         10,572         11,709








This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

--------------------------------------------------------------------------------
                       TOTAL RETURNS THROUGH MAY 31, 2005

                                                          AVERAGE ANNUAL
                                                  -----------------------------
                                                                SINCE INCEPTION
                                     ONE YEAR     FIVE YEARS     JUNE 25, 1998
                                     ------------------------------------------
Badgley Growth Fund                    2.33%         -4.46%           0.81%
S&P 500 Index                          8.24%         -1.93%           2.30%
--------------------------------------------------------------------------------


                                                  BADGLEY FUNDS ANNUAL REPORT  7

                               BADGLEY FUNDS, INC.
                                 EXPENSE EXAMPLE
                                  MAY 31, 2005

      As a shareholder of the Funds you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/04 - 5/31/05).

ACTUAL EXPENSES

      The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee and a $25.00 distribution fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, fund accounting and custody fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


8  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                           EXPENSE EXAMPLE (continued)
                                  MAY 31, 2005

                                              BADGLEY BALANCED
                             ---------------------------------------------------
                             BEGINNING
                              ACCOUNT          ENDING           EXPENSES PAID
                               VALUE       ACCOUNT VALUE        DURING PERIOD
                              12/1/04         5/31/05       12/1/04 - 5/31/05(1)
                             ---------------------------------------------------
Actual                       $1,000.00       $1,001.50             $ 6.49

Hypothetical (5% return
  before expenses)            1,000.00        1,018.45               6.54

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

                                             BADGLEY GROWTH FUND
                             ---------------------------------------------------
                             BEGINNING
                              ACCOUNT          ENDING           EXPENSES PAID
                               VALUE       ACCOUNT VALUE        DURING PERIOD
                              12/1/04         5/31/05       12/1/04 - 5/31/05(1)
                             ---------------------------------------------------
Actual                       $1,000.00       $  987.80             $ 7.43

Hypothetical (5% return
  before expenses)            1,000.00        1,017.45               7.54

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                  BADGLEY FUNDS ANNUAL REPORT  9

                               BADGLEY FUNDS, INC.
                     SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
    Percentages represent market value as a percentage of total investments.


[GRAPHIC] BADGLEY BALANCED FUND

  [The following table was represented as a pie chart in the printed material.]

                     VARIABLE RATE DEMAND NOTES       4.1%
                     CORPORATE BONDS                 23.2%
                     U.S. GOVERNMENT AGENCY ISSUES    9.4%
                     COMMON STOCKS                   50.6%
                     U.S. TREASURY OBLIGATIONS       12.7%


[GRAPHIC] BADGLEY GROWTH FUND

  [The following table was represented as a pie chart in the printed material.]

                     VARIABLE RATE DEMAND NOTE        1.2%
                     CONSUMER DISCRETIONARY          15.7%
                     MATERIALS                        6.5%
                     INFORMATION TECHNOLOGY          16.9%
                     CONSUMER STAPLES                13.3%
                     INDUSTRIALS                     16.8%
                     ENERGY                           1.9%
                     FINANCIALS                      10.4%
                     HEALTH CARE                     17.3%


10  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2005

                                                                        BALANCED FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
   (cost of $31,840,280 and $13,994,037, respectively)                   $ 35,404,909     $ 17,258,152
Interest receivable                                                           235,768              759
Dividends receivable                                                            9,827            9,481
Receivable for Fund shares sold                                                    --              150
Other assets                                                                   14,937           13,852
------------------------------------------------------------------------------------------------------
   Total assets                                                            35,665,441       17,282,394
------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Fund shares repurchased                                             4,000           15,000
Payable to Adviser                                                             16,181            3,108
Payable for distribution fees                                                  13,916           14,137
Accrued expenses and other liabilities                                         55,212           56,165
------------------------------------------------------------------------------------------------------
   Total liabilities                                                           89,309           88,410
------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 35,576,132     $ 17,193,984
======================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                            $ 34,934,386     $ 18,569,744
Undistributed net investment income                                            71,442               --
Undistributed net realized loss on investments                             (2,994,325)      (4,639,875)
Net unrealized appreciation on investments                                  3,564,629        3,264,115
------------------------------------------------------------------------------------------------------
   Total net assets                                                      $ 35,576,132     $ 17,193,984
======================================================================================================
Shares outstanding (par value of $.01, 500,000,000 shares authorized)       3,216,175        1,632,263
======================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share           $      11.06     $      10.53
======================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  11

                               BADGLEY FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2005

                                                                         BALANCED FUND     GROWTH FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                           $    746,748    $      6,719
Dividend income (net of withholding tax of $511 and $497, respectively)        195,283         189,292
------------------------------------------------------------------------------------------------------
   Total investment income                                                     942,031         196,011
------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                       304,929         168,815
Shareholder servicing and accounting fees                                       56,727          50,320
Professional fees                                                               57,143          56,157
Administration fees                                                             31,960          31,395
Distribution fees                                                               27,863          42,204
Federal and state registration fees                                             19,583          17,957
Directors' fees and expenses                                                    10,090          10,075
Reports to shareholders                                                          6,132           6,451
Custody fees                                                                     8,269           5,331
Other                                                                           26,871          15,398
------------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                                 549,567         404,103
Less: Waiver of expenses and reimbursement from Adviser                       (109,115)       (150,881)
------------------------------------------------------------------------------------------------------
   Net expenses                                                                440,452         253,222
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   501,579         (57,211)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                               617,159         462,519
Change in net unrealized appreciation/depreciation on investments             (146,865)        (41,913)
------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                             470,294         420,606
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $    971,873    $    363,395
======================================================================================================


12  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY BALANCED FUND

                                                                       YEAR ENDED      YEAR ENDED
                                                                      MAY 31, 2005    MAY 31, 2004
--------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                 $    501,579    $    431,456
Net realized gain on investments                                           617,159         229,743
Change in net unrealized appreciation/depreciation on investments         (146,865)      1,383,055
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                    971,873       2,044,254
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                (500,034)       (431,375)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
Proceeds from shares sold                                                7,735,037       6,024,638
Proceeds from shares issued to holders in reinvestment of dividends        445,366         399,838
Cost of shares redeemed                                                 (4,946,737)     (5,362,575)
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
      capital share transactions                                         3,233,666       1,061,901
--------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                             3,705,505       2,674,780

NET ASSETS:
Beginning of year                                                       31,870,627      29,195,847
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
   of $71,442 and $69,897, respectively)                              $ 35,576,132    $ 31,870,627
==================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  13

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY GROWTH FUND

                                                                     YEAR ENDED      YEAR ENDED
                                                                    MAY 31, 2005    MAY 31, 2004
------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                 $    (57,211)   $    (86,634)
Net realized gain on investments                                         462,519         571,184
Change in net unrealized appreciation/depreciation on investments        (41,913)      2,186,727
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                  363,395       2,671,277
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
Proceeds from shares sold                                              2,617,487       5,062,819
Cost of shares redeemed                                               (2,018,847)     (8,180,294)
------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                         598,640      (3,117,475)
------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  962,035        (446,198)

NET ASSETS:
Beginning of year                                                     16,231,949      16,678,147
------------------------------------------------------------------------------------------------
End of year                                                         $ 17,193,984    $ 16,231,949
================================================================================================


14  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY BALANCED FUND

                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            MAY 31, 2005      MAY 31, 2004      MAY 31, 2003      MAY 31, 2002      MAY 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period         $     10.90       $     10.31       $     10.65       $     11.36       $     11.47
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                            0.16              0.15              0.18              0.21              0.24
   Net realized and unrealized
      gain (loss) on investments                    0.16              0.59             (0.33)            (0.71)            (0.11)
--------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.32              0.74             (0.15)            (0.50)             0.13
--------------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income               (0.16)            (0.15)            (0.19)            (0.21)            (0.24)
Dividends from net realized gains                     --                --                --                --             (0.00)(1)
--------------------------------------------------------------------------------------------------------------------------------
         Total dividends                           (0.16)            (0.15)            (0.19)            (0.21)            (0.24)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     11.06       $     10.90       $     10.31       $     10.65       $     11.36
================================================================================================================================
TOTAL RETURN                                        2.99%             7.25%           -1.33%            -4.44%              1.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                    $35,576,132       $31,870,627       $29,195,847       $28,588,070       $30,017,183
Ratio of net expense to average
   net assets:
      Before expense reimbursement                  1.62%             1.86%             1.82%             1.72%             1.80%
      After expense reimbursement                   1.30%             1.30%             1.30%             1.30%             1.30%
Ratio of net investment income
   to average net assets:
      Before expense reimbursement                  1.16%             0.86%             1.26%             1.48%             1.57%
      After expense reimbursement                   1.48%             1.42%             1.78%             1.90%             2.07%
Portfolio turnover rate                            27.48%            29.27%            32.08%            35.98%            35.70%
================================================================================================================================

(1)   Dividend amount less than $0.005 per share.


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  15

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY GROWTH FUND

                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                            MAY 31, 2005      MAY 31, 2004      MAY 31, 2003      MAY 31, 2002      MAY 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period         $     10.29       $      8.85       $     10.31       $     12.10       $     13.23
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                             (0.04)(1)         (0.05)            (0.04)            (0.07)            (0.07)
   Net realized and unrealized
      gain (loss) on investments                    0.28              1.49             (1.42)            (1.72)            (1.06)
--------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations           0.24              1.44             (1.46)            (1.79)            (1.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $     10.53       $     10.29       $      8.85       $     10.31       $     12.10
================================================================================================================================
TOTAL RETURN                                        2.33%            16.27%          -14.16%           -14.79%            -8.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                    $17,193,984       $16,231,949       $16,678,147       $17,539,824       $18,784,323
Ratio of net expense to average
   net assets:
      Before expense reimbursement                  2.39%             2.51%             2.43%             2.23%             2.33%
      After expense reimbursement                   1.50%             1.50%             1.50%             1.50%             1.50%
Ratio of net investment loss to average
   net assets:
      Before expense reimbursement                 (1.23)%           (1.52)%           (1.42)%           (1.41)%           (1.57)%
      After expense reimbursement                  (0.34)%           (0.51)%           (0.49)%           (0.68)%           (0.74)%
Portfolio turnover rate                            30.96%            45.58%            29.52%            39.51%            27.21%
================================================================================================================================

(1) Net investment loss per share is calculated using the balance of undistributed net investment loss prior to considerations of adjustments for book and tax differences.


16  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS -- 50.3%
             CONSUMER DISCRETIONARY -- 8.0%
     9,725   Bed Bath & Beyond Inc. (a)                            $    395,321
     9,525   eBay Inc. (a)                                              362,045
     6,125   Harley-Davidson, Inc.                                      300,309
    15,846   Michaels Stores, Inc.                                      667,275
     3,175   Mohawk Industries, Inc. (a)                                264,858
     3,550   Omnicom Group Inc.                                         290,710
    10,200   Starbucks Corporation (a)                                  558,450
--------------------------------------------------------------------------------
                                                                      2,838,968
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 6.8%
    11,050   Costco Wholesale Corporation                               501,891
     7,885   The Estee Lauder Companies Inc. -- Class A                 308,225
    10,025   PepsiCo, Inc.                                              564,006
    14,850   Sysco Corporation                                          551,826
    11,000   Walgreen Co.                                               498,740
--------------------------------------------------------------------------------
                                                                      2,424,688
--------------------------------------------------------------------------------
             ENERGY -- 1.0%
--------------------------------------------------------------------------------
     7,025   BJ Services Company                                        353,709
             FINANCIALS -- 5.3%
     8,025   American International Group, Inc.                         445,788
    11,825   Citigroup Inc.                                             557,076
    21,187   MBNA Corporation                                           446,834
     9,125   State Street Corporation                                   438,000
--------------------------------------------------------------------------------
                                                                      1,887,698
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  17

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 8.8%
     6,100   Amgen Inc. (a)                                        $    381,738
     9,550   Medtronic, Inc.                                            513,312
    13,500   Pfizer Inc.                                                376,650
     5,650   Quest Diagnostics Incorporated                             593,250
     9,950   Stryker Corporation                                        484,067
    12,875   Teva Pharmaceutical Industries Ltd. ADR (b)                429,639
     9,050   Varian Medical Systems, Inc. (a)                           340,371
--------------------------------------------------------------------------------
                                                                      3,119,027
--------------------------------------------------------------------------------
             INDUSTRIALS -- 8.5%
     6,700   3M Co.                                                     513,555
     4,775   Apollo Group, Inc. -- Class A (a)                          374,837
     8,275   Expeditors International of Washington, Inc.               421,860
     7,550   FedEx Corp.                                                675,121
    14,725   General Electric Company                                   537,168
     7,150   L-3 Communications Holdings, Inc.                          506,077
--------------------------------------------------------------------------------
                                                                      3,028,618
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 8.6%
     7,500   Affiliated Computer Services, Inc. -- Class A (a)          387,975
    17,050   Amdocs Limited (a)(b)                                      464,613
    31,775   Cisco Systems, Inc. (a)                                    615,799
    15,000   Dell Inc. (a)                                              598,350
     7,050   Fiserv, Inc. (a)                                           303,150
    12,850   Microsoft Corporation                                      331,530
    16,600   Symantec Corporation (a)                                   375,326
--------------------------------------------------------------------------------
                                                                      3,076,743
--------------------------------------------------------------------------------


18  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             MATERIALS -- 3.3%
    17,425   Ecolab, Inc.                                          $    563,350
    12,950   Praxair, Inc.                                              606,967
--------------------------------------------------------------------------------
                                                                      1,170,317
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $14,561,817)                  17,899,768
--------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 12.7%
             U.S. TREASURY NOTES -- 12.7%
$  250,000   3.25%, due 08/15/2008                                      246,943
   805,000   4.25%, due 08/15/2013                                      823,050
   175,000   4.75%, due 05/15/2014                                      184,939
   650,000   5.50%, due 02/15/2008                                      681,459
   625,000   5.625%, due 02/15/2006                                     635,669
   250,000   5.75%, due 08/15/2010                                      273,203
   750,000   6.00%, due 08/15/2009                                      815,859
   805,000   6.50%, due 08/15/2005 to 02/15/2010                        849,836
--------------------------------------------------------------------------------
                                                                      4,510,958
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (COST $4,434,137)        4,510,958
--------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES -- 9.4%
             FANNIE MAE -- 3.4%
   820,000   5.25%, due 04/15/2007 to 01/15/2009                        842,747
   325,000   6.625%, due 09/15/2009                                     358,072
--------------------------------------------------------------------------------
                                                                      1,200,819
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK -- 2.3%
   330,000   4.50%, due 11/14/2014                                      333,841
   450,000   5.75%, due 05/15/2012                                      492,277
--------------------------------------------------------------------------------
                                                                        826,118
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  19

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             FREDDIE MAC -- 3.7%
$  425,000   3.50%, due 02/13/2008                                 $    417,150
   875,000   5.25%, due 01/15/2006                                      883,708
--------------------------------------------------------------------------------
                                                                      1,300,858
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY ISSUES (COST $3,340,322)    3,327,795
--------------------------------------------------------------------------------
             CORPORATE BONDS -- 23.0%
             CONSUMER DISCRETIONARY -- 2.6%
   225,000   The Home Depot, Inc.
             5.375%, due 04/01/2006                                     227,589
   250,000   Johnson Controls, Inc.
             4.875%, due 09/15/2013                                     249,898
   425,000   Target Corporation
             6.35%, due 01/15/2011                                      466,235
--------------------------------------------------------------------------------
                                                                        943,722
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 4.0%
   475,000   The Estee Lauder Companies Inc.
             6.00%, due 01/15/2012                                      518,050
   100,000   PepsiCo, Inc.
             5.75%, due 01/15/2008                                      104,296
   500,000   Sysco Corporation
             7.00%, due 05/01/2006                                      512,857
   300,000   Wal-Mart Stores, Inc.
             4.55%, due 05/01/2013                                      301,799
--------------------------------------------------------------------------------
                                                                      1,437,002
--------------------------------------------------------------------------------


20  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             FINANCIALS -- 10.9%
$  500,000   AFLAC INCORPORATED
             6.50%, due 04/15/2009                                 $    541,326
   170,000   American General Finance Corporation
             5.375%, due 09/01/2009                                     175,985
             Bank of America Corporation
   200,000   4.75%, due 10/15/2006                                      202,305
   300,000   5.25%, due 02/01/2007                                      306,282
   500,000   Citigroup Inc.
             6.50%, due 01/18/2011                                      551,627
   525,000   General Electric Capital Corporation
             7.375%, due 01/19/2010                                     591,964
   250,000   JPMorgan Chase & Co.
             4.50%, due 01/15/2012                                      249,205
   400,000   Merrill Lynch & Co., Inc.
             5.00%, due 02/03/2014                                      409,008
   400,000   Morgan Stanley
             4.75%, due 04/01/2014                                      393,836
   300,000   SLM Corporation
             5.125%, due 08/27/2012                                     309,485
   140,000   Wells Fargo Financial, Inc.
             5.50%, due 08/01/2012                                      148,086
--------------------------------------------------------------------------------
                                                                      3,879,109
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  21

                              BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 0.9%
$  300,000   Abbott Laboratories
             5.625%, due 07/01/2006                                $    304,697
--------------------------------------------------------------------------------
             INDUSTRIALS -- 1.1%
   125,000   Cintas Corporation
             5.125%, due 06/01/2007                                     127,622
   255,000   Emerson Electric Co.
             4.50%, due 05/01/2013                                      254,245
--------------------------------------------------------------------------------
                                                                        381,867
--------------------------------------------------------------------------------
             MATERIALS -- 2.0%
   400,000   Ecolab Inc.
             6.875%, due 02/01/2011                                     442,350
   300,000   Praxair, Inc.
             3.95%, due 06/01/2013                                      287,852
--------------------------------------------------------------------------------
                                                                        730,202
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 1.5%
   500,000   Southwestern Bell Telephone Company
             6.625%, due 07/15/2007                                     523,787
--------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS (COST $8,038,002)                  8,200,386
--------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS -- 4.1%
             VARIABLE RATE DEMAND NOTE* -- 4.1%
 1,466,002   U.S. Bank, N.A. -- 2.84%                                 1,466,002
--------------------------------------------------------------------------------
             TOTAL SHORT TERM INVESTMENTS (COST $1,466,002)           1,466,002
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.5%                              35,404,909
             (COST $31,840,280)
--------------------------------------------------------------------------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%              171,223
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                            $ 35,576,132
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed is as of May 31, 2005.


22  BADGLEY FUNDS ANNUAL REPORT           SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS -- 99.2%
             CONSUMER DISCRETIONARY -- 15.7%
     9,250   Bed Bath & Beyond Inc. (a)                            $    376,012
     9,200   eBay Inc. (a)                                              349,692
     5,875   Harley-Davidson, Inc.                                      288,051
    14,966   Michaels Stores, Inc.                                      630,218
     3,075   Mohawk Industries, Inc. (a)                                256,517
     3,350   Omnicom Group Inc.                                         274,332
     9,725   Starbucks Corporation (a)                                  532,444
--------------------------------------------------------------------------------
                                                                      2,707,266
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 13.4%
    10,500   Costco Wholesale Corporation                               476,910
     7,404   The Estee Lauder Companies Inc. -- Class A                 289,422
     9,575   PepsiCo, Inc.                                              538,689
    14,000   Sysco Corporation                                          520,240
    10,475   Walgreen Co.                                               474,937
--------------------------------------------------------------------------------
                                                                      2,300,198
--------------------------------------------------------------------------------
             ENERGY -- 1.9%
     6,625   BJ Services Company                                        333,569
--------------------------------------------------------------------------------
             FINANCIALS -- 10.5%
     7,575   American International Group,   Inc.                       420,791
    11,300   Citigroup Inc.                                             532,343
    20,512   MBNA Corporation                                           432,598
     8,600   State Street Corporation                                   412,800
--------------------------------------------------------------------------------
                                                                      1,798,532
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  23

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 17.3%
     5,825   Amgen Inc. (a)                                        $    364,528
     9,125   Medtronic, Inc.                                            490,469
    13,275   Pfizer Inc.                                                370,373
     5,375   Quest Diagnostics Incorporated                             564,375
     9,475   Stryker Corporation                                        460,959
    12,200   Teva Pharmaceutical Industries Ltd. ADR (b)                407,114
     8,600   Varian Medical Systems, Inc. (a)                           323,446
--------------------------------------------------------------------------------
                                                                      2,981,264
--------------------------------------------------------------------------------
             INDUSTRIALS -- 16.9%
     6,400   3M Co.                                                     490,560
     4,500   Apollo Group, Inc. -- Class A (a)                          353,250
     8,025   Expeditors International of Washington, Inc.               409,114
     7,300   FedEx Corp.                                                652,766
    14,050   General Electric Company                                   512,544
     6,825   L-3 Communications Holdings, Inc.                          483,074
--------------------------------------------------------------------------------
                                                                      2,901,308
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 17.0%
     7,050   Affiliated Computer Services, Inc. -- Class A (a)          364,696
    16,200   Amdocs Limited (a)(b)                                      441,450
    30,275   Cisco Systems, Inc.(a)                                     586,730
    14,300   Dell Inc. (a)                                              570,427
     6,650   Fiserv, Inc. (a)                                           285,950
    12,225   Microsoft Corporation                                      315,405
    15,625   Symantec Corporation (a)                                   353,281
--------------------------------------------------------------------------------
                                                                      2,917,939
--------------------------------------------------------------------------------


24 BADGLEY FUNDS ANNUAL REPORT            SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (continued)
                                  MAY 31, 2005

[GRAPHIC] BADGLEY GROWTH FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             MATERIALS -- 6.5%
    16,625   Ecolab Inc.                                           $    537,487
    12,375   Praxair, Inc.                                              580,016
--------------------------------------------------------------------------------
                                                                      1,117,503
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $13,793,464)                  17,057,579
--------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS -- 1.2%
             VARIABLE RATE DEMAND NOTE* -- 1.2%
$  200,573   U.S. Bank, N.A. -- 2.84%                                   200,573
--------------------------------------------------------------------------------
             TOTAL SHORT TERM INVESTMENTS (COST $200,573)               200,573
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.4%
             (COST $13,994,037)                                      17,258,152
--------------------------------------------------------------------------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%            (64,168)
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                            $ 17,193,984
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed is as of May 31, 2005.


SEE NOTES TO THE FINANCIAL STATEMENTS.           BADGLEY FUNDS ANNUAL REPORT  25

                               BADGLEY FUNDS, INC.
                        NOTES TO THE FINANCIAL STATEMENTS
                                  MAY 31, 2005

1. ORGANIZATION

      Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      a) INVESTMENT VALUATION -- Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Badgley, Phelps and Bell, Inc. (the "Adviser"). The procedures authorize the Adviser to make all necessary determinations regarding the fair value of a portfolio security and to report such determination to the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      b) FEDERAL INCOME TAXES -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

      c) INCOME AND EXPENSES -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio may be allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, etc., where applicable.

      d) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.

26  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2005

      e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

      f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

      g) OTHER -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of fixed income securities are amortized using the yield to call method.

3. CAPITAL SHARE TRANSACTIONS

      Transactions in shares of the Funds for the year ended May 31, 2005, were as follows:

                                                                BALANCED FUND     GROWTH FUND
      ----------------------------------------------------------------------------------------
      Shares sold                                                     700,285         248,193
      Shares issued to holders in reinvestment of dividends            40,333              --
      Shares redeemed                                                (449,325)       (193,371)
      ----------------------------------------------------------------------------------------
         Net increase                                                 291,293          54,822
      ========================================================================================

      Transactions in shares of the Funds for the year ended May 31, 2004, were as follows:

                                                                BALANCED FUND     GROWTH FUND
      ----------------------------------------------------------------------------------------
      Shares sold                                                     559,171         527,042
      Shares issued to holders in reinvestment of dividends            37,714              --
      Shares redeemed                                                (502,592)       (835,110)
      ----------------------------------------------------------------------------------------
         Net increase (decrease)                                       94,293        (308,068)
      ========================================================================================


                                                 BADGLEY FUNDS ANNUAL REPORT  27

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2005

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

      The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2005, were as follows:

                                                 BALANCED FUND      GROWTH FUND
      -------------------------------------------------------------------------
      Purchases
         U.S. Government                           $ 1,503,890     $         --
         Other                                       9,718,049        6,340,005
      Sales
         U.S. Government                             1,573,866               --
         Other                                       7,273,599        5,117,071

      As of May 31, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                 BALANCED FUND      GROWTH FUND
      -------------------------------------------------------------------------
      Cost of Investments (a)                      $32,004,735     $ 14,136,559
      =========================================================================
      Gross unrealized appreciation                  3,909,238        3,496,003
      Gross unrealized depreciation                   (509,064)        (374,410)
      -------------------------------------------------------------------------
         Net unrealized appreciation                 3,400,174        3,121,593
      -------------------------------------------------------------------------
      Undistributed ordinary income                     71,442               --
      Undistributed long-term capital gain                  --               --
      -------------------------------------------------------------------------
         Total distributable earnings                   71,442               --
      -------------------------------------------------------------------------
      Other accumulated losses                      (2,829,870)      (4,497,353)
      -------------------------------------------------------------------------
         Total accumulated earnings (losses)       $   641,747     $ (1,375,760)
      =========================================================================

      (a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

      For the year ended May 31, 2005, capital loss carryforwards of $605,992 and $446,472 were utilized by the Balanced and Growth Funds, respectively. At May 31, 2005, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $2,829,870 and $4,497,353, respectively. The capital loss carryovers for the Balanced Fund of $186,282, $2,096,325, and $547,263 expire in 2010, 2011, and 2012, respectively. The capital loss carryovers for the Growth Fund of $1,006,923, $2,533,832 and $956,598 expire in 2010, 2011, and
2012, respectively. The above losses will be offset by any future realized capital gains.


28  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2005

      For the year ended May 31, 2005, the components of distributions on a tax basis were as follows:

                                               BALANCED FUND         GROWTH FUND
      --------------------------------------------------------------------------
      Ordinary income                           $    500,034         $        --
      Long-term capital gains                             --                  --
      --------------------------------------------------------------------------
         Total distributions paid               $    500,034         $        --
      ==========================================================================

      For the year ended May 31, 2004, the components of distributions on a tax basis were as follows:

                                               BALANCED FUND         GROWTH FUND
      --------------------------------------------------------------------------
      Ordinary income                           $    431,375         $        --
      Long-term capital gains                             --                  --
      --------------------------------------------------------------------------
         Total distributions paid               $    431,375         $        --
      ==========================================================================

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

      The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

      The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the year ended May 31, 2005, the Adviser waived/reimbursed expenses of $109,115 and $150,881 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

      YEAR OF EXPIRATION                       BALANCED FUND         GROWTH FUND
      --------------------------------------------------------------------------
      5/31/2006                                 $    145,963         $   148,381
      5/31/2007                                      170,562             172,985
      5/31/2008                                      109,115             150,881


                                                 BADGLEY FUNDS ANNUAL REPORT  29

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
                                  MAY 31, 2005

      The Funds have adopted an amended and restated plan of distribution under Rule 12b-1 under the 1940 Act (the "12b-1 Plan") allowing for the reimbursement or payment of distribution and marketing expenses in any amount not to exceed an annual rate of 0.25% of each Fund's average daily net assets. An amended and restated plan of distribution became effective in July 2004. The 12b-1 Plan authorizes the Funds to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a maximum allowable distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. The Adviser incurred marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $38,682 and $53,335, respectively. The Adviser was reimbursed $38,682 and $27,485 for the Balanced Fund and Growth Fund, respectively. During the year ended May 31, 2005 the Balanced Fund and Growth Fund incurred expenses of $27,863 and $42,204, respectively, pursuant to the 12b-1 Plan.

      U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.


30  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                  MAY 31, 2005

To the Board of Directors and Shareholders of Badgley Funds, Inc.

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Badgley Funds, Inc. (comprised of the Badgley Balanced Fund and the Badgley Growth Fund) (the "Funds") at May 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Seattle, Washington
June 24, 2005


                                                 BADGLEY FUNDS ANNUAL REPORT  31

                               BADGLEY FUNDS, INC.
                             ADDITIONAL INFORMATION
                                  MAY 31, 2005

      The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds' investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov and the Funds' website at www.badgleyfunds.com.

      The actual voting records relating to portfolio securities during the twelve month periods ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by accessing the SEC's website at www.sec.gov.

      The Funds' are required to file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Once filed, the Funds' Form N-Q is available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling 1-877-BADGLEY. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

      For the fiscal year ended May 31, 2005 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows:

                  Balanced Fund ........................  38%
                  Growth Fund ..........................   0%

      For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2005 were as follows:

                  Balanced Fund ........................  38%
                  Growth Fund ..........................   0%


32  BADGLEY FUNDS ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             DIRECTORS AND OFFICERS
                                  MAY 31, 2005

                                                                                              # OF
                             POSITION     TERM OF OFFICE                                   PORTFOLIOS
NAME, ADDRESS*               WITH THE      AND LENGTH OF   PRINCIPAL OCCUPATION DURING         IN
AND AGE                     CORPORATION     TIME SERVED          PAST FIVE YEARS          FUND COMPLEX   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Graham S. Anderson**, 72     Director     Indefinite       Retired. Formerly Chairman           2        Director Emeritus,
                                          term since       and Chief Executive Officer                   The Commerce Bank.
                                          1999.            of Pettit-Morry Co.
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley**, 65        Director     Indefinite       Retired. Formerly of Counsel         2        Director and Chairman, C.D.
                                          term since       and Partner, Baker &                          Stimson Company (private
                                          1998.            McKenzie.                                     real estate investment
                                                                                                         company); Trustee, AIM
                                                                                                         Fund/INVESCO Funds
------------------------------------------------------------------------------------------------------------------------------------
Victor E. Parker**, 64       Director     Indefinite       Retired. Formerly Chairman           2        Director, First Mutual
                                          term since       and Chief Executive Officer                   Bancshares, Inc.
                                          2003.            of Parker, Smith & Feek, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Madelyn B. Smith**, 73       Director     Indefinite       Retired. Formerly Financial          2        Director and Advisory Board
                                          term since       Analyst/Portfolio Manager,                    Member, Marvin and Palmer
                                          1998.            Frank Russell Co., Inc.                       Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
J. Kevin Callaghan***, 47    President    President since  Investment Counselor,                2        Chairman, Badgley, Phelps
                                and       2004; Director   Badgley, Phelps and Bell,                     and Bell, Inc.
                             Director     since 1998       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Steven C. Phelps***, 43      Director     Indefinite       Chartered Financial Analyst,         2        Director, Badgley, Phelps
                                and       term since       Chartered Investment                          and Bell, Inc.
                             Chairman     1998.            Counselor and Chief
                                                           Executive Officer, Badgley,
                                                           Phelps and Bell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lisa P. Guzman, 50           Secretary    Indefinite       Chief Operating Officer,             2        Director, Badgley, Phelps
                                and       term since       Badgley, Phelps and Bell,                     and Bell, Inc.
                             Treasurer    1998.            Inc.
------------------------------------------------------------------------------------------------------------------------------------

*     Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101.
** Denotes those Directors who are not "interested persons" of the Corporation as defined under the 1940 Act.
*** Denotes those Directors who are "interested persons" of the Corporation under the 1940 Act.

The Funds' Statement of Additional Information includes additional information about Directors and is available without charge upon request by calling 1-877-BADGLEY.

                                                 BADGLEY FUNDS ANNUAL REPORT  33

                      This page intentionally left blank.

DIRECTORS                                    CUSTODIAN

Graham S. Anderson                           U.S. BANK, N.A.
Frank S. Bayley                              425 Walnut Street
J. Kevin Callaghan                           Cincinnati, Ohio 45202
Victor E. Parker
Steven C. Phelps                             ADMINISTRATOR, TRANSFER AGENT AND
Madelyn B. Smith                             DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS                           U.S. BANCORP FUND SERVICES, LLC
                                             Third Floor
J. Kevin Callaghan, PRESIDENT                615 East Michigan Street Milwaukee,
Lisa P. Guzman, CHIEF COMPLIANCE OFFICER,    Wisconsin 53202
  TREASURER AND SECRETARY
                                             INDEPENDENT REGISTERED
INVESTMENT ADVISER                           PUBLIC ACCOUNTING FIRM

BADGLEY, PHELPS AND BELL, INC.               PRICEWATERHOUSECOOPERS LLP
1420 Fifth Avenue                            1420 Fifth Avenue, Suite 1900
Seattle, Washington 98101                    Seattle, Washington 98101

DISTRIBUTOR                                  LEGAL COUNSEL

RAFFERTY CAPITAL MARKETS, LLC                KIRKLAND & ELLIS LLP
59 Hilton Avenue, Suite 101 Garden           200 East Randolph Drive
City, New York 11530                         Chicago, Illinois 60601

                            A N N U A L   R E P O R T
                                  MAY 31, 2005


                        -------------------------------

                                     BADGLEY
                                     FUNDS,
                                      INC.

                        [GRAPHIC] Badgley Balanced Fund

                        [GRAPHIC] Badgley Growth Fund

                        -------------------------------



                                     [LOGO]
                              www.badgleyfunds.com

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officers and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A COPY OF THE REGISTRANT'S CODE OF ETHICS IS FILED HEREWITH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                              FYE  5/31/2005          FYE  5/31/2004
----------------------------- ----------------------- -----------------------
Audit Fees                    $30,500                 $27,500
Audit-Related Fees            $0                      $0
Tax Fees                      $4,700                  $4,400
All Other Fees                $0                      $0
----------------------------- ----------------------- -----------------------

The registrant's Audit Committee Charter provides that the Audit Committee of the registrant approve (a) all audit and permissible non-audit services to be provided to the registrant and (b) all permissible non-audit services to be provided by the registrant's independent public accountants to Badgley, Phelps and Bell, Inc. (the "Adviser") or any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the Adviser and entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant for each of the previous two fiscal years.

--------------------------------- ------------------------ ---------------------
Non-Audit Related Fees            FYE  5/31/2005           FYE  5/31/2004
--------------------------------- ------------------------ ---------------------
Registrant                        $4,700                   $4,400
Registrant's Investment Adviser   $0                       $0
--------------------------------- ------------------------ ---------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Filed herewith.

(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

(3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  BADGLEY FUNDS, INC.

         By (Signature and Title) /s/ J. KEVIN CALLAGHAN
                                  -----------------------
                                  J. Kevin Callaghan, President

         Date   AUGUST 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /S/ J. KEVIN CALLAGHAN
                                  -----------------------
                                  J. Kevin Callaghan, President

         Date AUGUST 8, 2005

         By (Signature and Title) LISA P. GUZMAN
                                  ----------------
                                  Lisa P. Guzman, Treasurer

         Date AUGUST 8, 2005